Investments - Derivative Financial Assets and Liabilities by Type of Instrument (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative financial instruments - Assets	$ 3,206	$ 6,322
Derivative financial assets, percentage	10000000.00%	10000000.00%
Liabilities
Derivative financial instruments - Liability	$ 321	$ 1,053
Derivative financial liabilities, percentage	100,000	100,000
Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 132,250	$ 136,460
Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	98,226	86,698
Derivative financial instruments – Warrants
Liabilities
Derivative financial instruments - Liability	$ 321	$ 1,011
Derivative financial liabilities, percentage	100,000	96,000
Derivative financial instruments – Warrants | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 132,250	$ 132,250
Derivative financial instruments – forward exchange contracts
Liabilities
Derivative financial instruments - Liability		$ 42
Derivative financial liabilities, percentage		4,000
Derivative financial instruments – forward exchange contracts | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount		$ 4,210
Less than 90 days
Assets
Derivative financial instruments - Assets	0	0
Liabilities
Derivative financial instruments - Liability	0	42
Less than 90 days | Derivative financial instruments – Warrants
Liabilities
Derivative financial instruments - Liability	0	0
Less than 90 days | Derivative financial instruments – forward exchange contracts
Liabilities
Derivative financial instruments - Liability		42
From 4 to 12 months
Assets
Derivative financial instruments - Assets	3,206	0
Liabilities
Derivative financial instruments - Liability	321	1,011
From 4 to 12 months | Derivative financial instruments – Warrants
Liabilities
Derivative financial instruments - Liability	321	1,011
From 4 to 12 months | Derivative financial instruments – forward exchange contracts
Liabilities
Derivative financial instruments - Liability		0
Over 360 days
Assets
Derivative financial instruments - Assets	0	6,322
Liabilities
Derivative financial instruments - Liability	0	0
Over 360 days | Derivative financial instruments – Warrants
Liabilities
Derivative financial instruments - Liability	0	0
Over 360 days | Derivative financial instruments – forward exchange contracts
Liabilities
Derivative financial instruments - Liability		0
Derivative financial instruments – The One Real Estate Investment Fund call options
Assets
Derivative financial instruments - Assets	$ 310
Derivative financial assets, percentage	1000000.00%
Derivative financial instruments – The One Real Estate Investment Fund call options | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 11,282
Derivative financial instruments – The One Real Estate Investment Fund call options | Less than 90 days
Assets
Derivative financial instruments - Assets	0
Derivative financial instruments – The One Real Estate Investment Fund call options | From 4 to 12 months
Assets
Derivative financial instruments - Assets	310
Derivative financial instruments – The One Real Estate Investment Fund call options | Over 360 days
Assets
Derivative financial instruments - Assets	0
Derivative financial instruments – VBI Call options
Assets
Derivative financial instruments - Assets	$ 2,896	$ 6,322
Derivative financial assets, percentage	9000000.00%	10000000.00%
Derivative financial instruments – VBI Call options | Derivatives
Disclosure Of Derivative Financial Assets And Liabilities By Type Of Instrument [Line Items]
Notional amount	$ 86,944	$ 86,698
Derivative financial instruments – VBI Call options | Less than 90 days
Assets
Derivative financial instruments - Assets	0	0
Derivative financial instruments – VBI Call options | From 4 to 12 months
Assets
Derivative financial instruments - Assets	2,896	0
Derivative financial instruments – VBI Call options | Over 360 days
Assets
Derivative financial instruments - Assets	$ 0	$ 6,322